                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Castle Creek Arbitrage, LLC
                 -------------------------------
   Address:      227 West Monroe, Suite 3550
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-11853
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Constance Wick
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   312.692.7564
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Constance Wick              Chicago, IL      May 13, 2013
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 83
                                        --------------------

Form 13F Information Table Value Total: 2,294,831
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                           FORM 13F INFORMATION TABLE

         Column 1               Column 2      Column 3 Column 4       Column 5       Column 6  Column 7        Column 8
--------------------------  ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS     CUSIP   (X$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------
Accuray Inc                 Note 3.500% 2/0  004397AC9    2,102  1,950,000 PRN         Sole              1,950,000
Affymetrix Inc              Note 4.000% 7/0  00826TAH1    8,841  8,400,000 PRN         Sole              8,400,000
Alliance Data Systems Corp  Com              018581108      249     15,000 SH  Put     Sole                 15,000
Alliance Data Systems Corp  Note 1.750% S/0  018581AD0   57,540 27,900,000 PRN         Sole             27,900,000
Alliance Data Systems Corp  Note 4.750% 5/1  018581AC2  185,241 54,185,000 PRN         Sole             54,185,000
Archer Daniels Midland Co   Note 0.875% 2/1  039483AW2    2,530  2,500,000 PRN         Sole              2,500,000
Blue Wolf Mongolia
 Holdings Corp              *W EXP 07/20/201 G11962118    3,443    345,000 SH          Sole                345,000
Blue Wolf Mongolia
 Holdings Corp              SHS              G11962100    3,816    345,000 SH          Sole                345,000
Cadence Design Systems Inc  Com              127387108  135,377    200,000 SH  Put     Sole                200,000
Cadence Design Systems Inc  Note 1.500%l2/1  127387AF5   22,229  6,241,000 PRN         Sole              6,241,000
Cadence Design Systems Inc  Note 2.625% 6/0  127387AJ7    2,310 40,268,000 PRN         Sole             40,268,000
Cemex SAB de CV             Note 3.750% 3/1  151290BC6    1,444 64,100,000 PRN         Sole             64,100,000
Cemex SAB de CV             Note 4.875% S/1  151290AV5    7,764 14,113,000 PRN         Sole             14,113,000
Chart Acquisition Corp      *W EXP 12/19/201 161151113    3,816    400,000 SH          Sole                400,000
Chesapeake Energy Corp      Note 2.750%11/1  165167BW6    9,892 21,000,000 PRN         Sole             21,000,000
Dendreon Corp               Note 2.875% 1/1  24823QAC1    3,512  4,450,000 PRN         Sole              4,450,000
EMC Corp Mass               Note 1.750%12/0  268648AM4   27,082 18,140,000 PRN         Sole             18,140,000
Enzon Pharmaceuticals Inc   Note 4.000% 6/0  293904AE8    8,178  8,150,000 PRN         Sole              8,150,000
Equinix Inc                 Note 3.000%10/1  29444UAG1   11,921  5,900,000 PRN         Sole              5,900,000
Equinix Inc                 Note 4.750% 6/1  29444UAH9  110,367 41,852,000 PRN         Sole             41,852,000
Exelixis Inc                Note 4.250%8/1   30161QAC8    4,986  5,000,000 PRN         Sole              5,000,000
Forest City Enterprises
 Inc                        Note 4.250% 8/1  345550AP2      889    800,000 PRN         Sole                800,000
Forest City Enterprises
 Inc                        Note 5.000%10/1  345550AM9   25,647 17,471,000 PRN         Sole             17,471,000
General Motors Co           *W EXP 07/10/201 37045V118  135,377  4,866,173 SH          Sole              4,866,173
General Motors Co           *W EXP 07/10/201 37045V126   22,229    799,043 SH          Sole                799,043
General Motors Co           Com              37045V100      902    147,800 SH  Put     Sole                147,800
General Motors Co           Com              37045V100       35    100,000 SH  Call    Sole                100,000
Gilead Sciences Inc         Note 0.625% 5/0  375558AH6  139,389 54,236,000 PRN         Sole             54,236,000
Gilead Sciences Inc         Note 1.000% 5/0  375558AN3   34,739 16,000,000 PRN         Sole             16,000,000
Golar LNG Ltd               SHS              G9456A100    1,233     33,326 SH          Sole                 33,326
Hertz Global Holdings Inc   Note 5.250% 6/0  42805TAA3   33,256 12,250,000 PRN         Sole             12,250,000
Honeywell Intl Inc          Com              438516106       96     25,400 SH  Call    Sole                 25,400
Horsehead Hldg Corp         Note 3.800% 7/0  440694AB3    3,025  3,000,000 PRN         Sole              3,000,000
Hyde Park Acquisition
 Corp II                    Com              448640102    7,571    735,000 SH          Sole                735,000
Incyte Corp                 Note 4.750%10/0  45337CAJ1   32,927 12,193,000 PRN         Sole             12,193,000
Infinity Cross Border
 Acquisition Corp           *W Exp 07/26/201 G4772R119    2,310    300,000 SH          Sole                300,000
Infinity Cross Border
 Acquisition Corp           SHS              G4772R101    2,310    300,000 SH          Sole                300,000
International Business
 Machs                      Com              459200101    1,035    128,200 SH  Call    Sole                128,200
JetBlue Airways Corp        DBCV 5.500%10/1  477143AD3   10,660  6,853,000 PRN         Sole              6,853,000
JetBlue Airways Corp        DBCV 5.500%10/1  477143AE1   22,216 13,186,000 PRN         Sole             13,186,000
Laboratory Corp Amer Hldgs  Note 9/1         50540RAG7   43,555 35,994,000 PRN         Sole             35,994,000
LifePoint Hospitals Inc     Note 3.500% 5/1  53219LAH2    2,183  2,000,000 PRN         Sole              2,000,000
Lucent Technologies Inc     DBCV 2.875% 6/1  549463AG2    3,820  4,000,000 PRN         Sole              4,000,000
McDonald's Corp             Com              580135101    1,192    328,000 SH  Call    Sole                328,000
Microchip Technology Inc    SDCV 2.125%12/1  595017AB0  130,896 91,922,000 PRN         Sole             91,922,000
Molson Coors Brewing Co     Note 2.500% 7/3  60871RAA8   13,401 13,000,000 PRN         Sole             13,000,000
Molycorp Inc                Com              608753109    2,175    774,600 SH  Put     Sole                774,600
Molycorp Inc                Note 3.250% 6/1  608753AA7    6,337 10,250,000 PRN         Sole             10,250,000
Molycorp Inc                Note 5.500% 2/0  608753AH2    6,125  6,650,000 PRN         Sole              6,650,000
Molycorp Inc                Note 6.000% 9/0  608753AF6   17,575 24,754,000 PRN         Sole             24,754,000
Omnicare Cap Tr I           PFD B TR 4.00%   68214Q200    7,099    138,000 PRN         Sole                138,000
Omnicare Inc                Note 3.750%12/1  681904AN8   49,753 30,679,000 PRN         Sole             30,679,000
OmniCom Group Inc           Com              681919106    4,638     78,750 SH          Sole                 78,750
Owens Corning               *W EXP 10/31/201 690742127    1,444     36,610 SH          Sole                 36,610
PDL BioPharma Inc           Note 2.875% 2/1  69329YAE4    1,303  1,000,000 PRN         Sole              1,000,000
PDL BioPharma Inc           Note 3.750% 5/0  69329YAC8   20,953 17,350,000 PRN         Sole             17,350,000
PHH Corp                    Note 6.000% 6/1  693320AQ6   21,540 11,250,000 PRN         Sole             11,250,000
Proshares TR                PSHS ULT S&P 500 74347R107      130     28,500 SH  Call    Sole                 28,500
Retail Opportunity Invts
 Cor                        *W EXP 10/23/201 76131N119    7,764    554,000 SH          Sole                554,000
ROI Acquisition Corp        *W EXP 02/28/201 74966A112    1,978    200,000 SH          Sole                200,000
ROI Acquisition Corp        Com              74966A104    1,978    200,000 SH          Sole                200,000
Salesforce Com Inc          Note 0.750% 1/1  79466LAB0   36,854 17,500,000 PRN         Sole             17,500,000
SBA Communications Corp     Note 4.000%10/0  78388JAM8   77,711 32,440,000 PRN         Sole             32,440,000
Seadrill Ltd                SHS              G7945E105       50    334,300 SH  Put     Sole                334,300
SemGroup Corp               *W EXP 11/30/201 81663A113    9,892    191,267 SH          Sole                191,267
SPDR Gold Tr                GOLD SHS         78463V107    1,505    340,000 SH  Put     Sole                340,000
SPDR Gold Tr                GOLD SHS         78463V107        5     80,000 SH  Call    Sole                 80,000
Teradyne Inc                Com              880770102    4,117    460,000 SH  Put     Sole                460,000
Teradyne Inc                Note 4.500% 3/1  880770AE2  136,027 45,711,000 PRN         Sole             45,711,000
Time Warner TeleCom Inc     DBCV 2.375% 4/0  887319AC5    6,926  5,125,000 PRN         Sole              5,125,000
Trio Merger Corp            Com              896697109    1,800    180,000 SH          Sole                180,000
Triumph Group Inc           Note 2.625%10/0  896818AB7   33,226 11,500,000 PRN         Sole             11,500,000
UAL Corp                    Note 6.000%10/1  902549AJ3  161,312 43,310,000 PRN         Sole             43,310,000
Union Pacific Corp          Com              907818108    2,343    274,000 SH  Call    Sole                274,000
United Rentals Inc          Note 4.000%11/1  911363AL3   64,404 13,000,000 PRN         Sole             13,000,000
UnitedHealth Group Inc      Com              91324P102    3,228    600,600 SH  Call    Sole                600,600
Universal Business Pmt
 Sol A                      Com              913384103      264     71,327 SH          Sole                 71,327
USEC Inc                    Note 3.000%10/0  90333EAC2    8,710 25,650,000 PRN         Sole             25,650,000
VeriSign Inc                SDCV 3.250% 8/1  92343EAD4   82,398 55,595,000 PRN         Sole             55,595,000
Vertex Pharmaceuticals Inc  Note 3.350%10/0  92532FAN0    3,617  3,000,000 PRN         Sole              3,000,000
Virgin Media Inc            Note 6.500%11/1  92769LAB7  123,581 47,053,000 PRN         Sole             47,053,000
Wesco Intl Inc.             Com              95082P105    1,149     60,000 SH  Put     Sole                 60,000
Wesco Intl Inc.             DBCV 6.000% 9/1  95082PAH8  101,387 38,571,000 PRN         Sole             38,571,000
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